EMPLOYEE CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2023
EMPLOYEE CONTRIBUTION PLAN
EMPLOYEE CONTRIBUTION PLAN

21.  EMPLOYEE CONTRIBUTION PLAN

As stipulated by the regulations of the PRC, full-time employees of the Company in the PRC participate in a government-mandated multiemployer defined contribution plan organized by municipal and provincial governments. Under the plan, certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Company is required to make contributions to the plan based on certain percentages of employees’ salaries. The total expenses for the plan were RMB158,673, RMB191,914 and RMB208,556 for the years ended December 31, 2021, 2022 and 2023, respectively.